Expense Example - FidelityPennsylvaniaMunicipalIncomeFund-PRO - FidelityPennsylvaniaMunicipalIncomeFund-PRO - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591